December 4, 2015

Securities and Exchange Commission

Public Filing Desk

100 F Street , N.E.

Washington, D.C. 20549

Re:	Advisers Investment Trust; File Nos. 333-173080 and 811-22538

Ladies and Gentlemen:

On behalf of Advisers Investment Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 38 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 to add a new class of shares to be designated “Class I” to JOHCM Emerging Markets Small Mid Cap Equity Fund (the “Fund”), a series of the Trust. On December 2, 2015, the Registrant filed a supplement under Rule 497(e) of the 1933 Act on behalf of the Fund to rename the Fund’s existing Class I to Service Class and to announce the liquidation of the Service Class effective January 28, 2016.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Michael V. Wible

Michael V. Wible

Michael.Wible@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3297